Operating profit - Financial instruments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Operating profit
Gains/(losses) on forward foreign exchange contracts	$ 150	$ (21)	$ (86)
(Losses)/gains on receivables and payables	(203)	(42)	89
Total	$ (53)	$ (63)	$ 3